Vessels, net (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024	Apr. 07, 2025
Vessels' Disposals [Abstract]
Gain on vessel's sale		$ 19,456	$ 0
Net Book Value [Abstract]
Beginning balance		248,079
Ending balance		258,418
P. Yanbu [Member]
Vessels' Disposals [Abstract]
Sale price of vessel	$ 39,000
Gain on vessel's sale		19,456
P. Sophia [Member]
Vessels' Disposals [Abstract]
Sales price of vessel				$ 36,050
Increase in sales price of vessel if delivered on or before September 30, 2025				$ 1,000
Percentage of sales price of vessel to be paid if any terms of agreement are breeched				50.00%
Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance		228,389
Vessel's disposals		(22,144)
Ending balance		206,245
Accumulated Depreciation [Abstract]
Beginning balance		(38,812)
Vessel's disposal		4,651
Depreciation		(5,994)
Ending balance		(40,155)
Net Book Value [Abstract]
Beginning balance		189,577
Vessel's disposals		(17,493)
Depreciation		(5,994)
Ending balance		$ 166,090